RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Counterparty Credit Risk) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Risk Management and Financial Instruments [Abstract]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 222	258	$ 225	240